ISSUED CAPITAL AND RESERVES - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) warrant $ / shares shares	Dec. 31, 2025 $ / shares shares
Disclosure of reserves within equity [abstract]
Authorized share capital, amount | $	$ 3
Authorized common shares (in shares) | shares	265,430,000	265,430,000
Par value per share (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of public warrants that are anti-dilutive (in warrants) | warrant	7,666,528